Common Stock and Stock Plans, Common Stock Shares Reserved, Issued and Authorized (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	429,005,506
Shares issued	5,481,811,474	5,481,811,474
Shares not reserved or issued	3,089,183,020
Total shares authorized	9,000,000,000	9,000,000,000
Dividend reinvestment and common stock purchase plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	9,190,147
Director plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	173,238
Stock plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	353,806,684
Convertible securities and warrants [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	65,835,437